SHARE CAPITAL AND SHARE BASED COMPENSATION - Time based RSU's (Details) - Time based restricted stock units - $ / shares shares in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Nonvested, Number of Shares
Non vested RSU's starting balance (in shares)			184
Granted during the year (in shares)	50	55	178
Vested during the year (in shares)			(121)
Forfeited during the year (in shares)			(21)
Non vested RSU's ending balance (in shares)			220	184
Weighted average grant date fair value per share
Non vested RSU's starting balance (in dollars per share)			$ 22.30
Granted during the year (in dollars per share)			23.54
Vested during the year (in dollars per share)			25.01
Forfeited during the year (in dollars per share)			22.73
Non vested RSU's ending balance (in dollars per share)			$ 22.97	$ 22.30
Weighted average remaining contractual term (years)			1 year 8 months 12 days	2 years